UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08707

Name of Fund: BlackRock MuniHoldings Insured Fund, Inc. (MUS)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock MuniHoldings Insured Fund, Inc., 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2010

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

BlackRock MuniHoldings Insured Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Alabama - 0.8%	County of Jefferson Alabama, RB, Series A, 5.50%, 1/01/22	$2,170	$1,280,994

Arkansas - 3.9%	Arkansas Development Finance Authority, Refunding RB, Mortgage Loan, Series C (FHA), 5.35%, 12/01/35	6,220	6,205,570

California - 18.2%	California State Public Works Board, RB, Department General Services, Capitol East End, Series A (AMBAC), 5.00%, 12/01/27	2,000	1,808,120
	Central Unified School District, GO, Election of 2008, Series A (AGC), 5.63%, 8/01/33	1,325	1,340,661
	City of Vista California, COP, Community Projects (MBIA), 5.00%, 5/01/37	3,600	3,129,084
	County of Sacramento California, RB, Senior, Series A (AGC), 5.50%, 7/01/41	2,100	2,023,539
	East Side Union High School District-Santa Clara County, California, GO, 2002 Election Series B (MBIA), 5.00%, 8/01/27	1,800	1,772,712
	Eastern Municipal Water District, California, COP, Series H, 5.00%, 7/01/35	635	604,006
	Modesto Schools Infrastructure Financing Agency, Special Tax (AMBAC), 5.50%, 9/01/36	2,565	2,111,123
	Oceanside Unified School District, California, GO, Series A (AGC), 5.25%, 8/01/33	1,825	1,826,296
	San Pablo Joint Powers Financing Authority, California, TAN, CAB (MBIA), 5.66%, 12/01/24 (a)	2,635	1,031,813
	San Pablo Joint Powers Financing Authority, California, TAN, CAB (MBIA), 5.66%, 12/01/25 (a)	2,355	856,419
	San Pablo Joint Powers Financing Authority, California, TAN, CAB (MBIA), 5.66%, 12/01/26 (a)	2,355	795,566
	Santa Ana Unified School District, GO (MBIA), 5.00%, 8/01/32	4,265	4,068,810
	Stockton Public Financing Authority, California, RB, Redevelopment Projects, Series A, (Radian), 5.25%, 9/01/31	2,140	1,664,214
	Tustin Unified School District, California, Special Tax, Senior Lien, Community Facilities District 97-1, Series A (FSA), 5.00%, 9/01/38	2,800	2,416,820
	West Contra Costa Unified School District, California, GO, Election of 2000, Series C (MBIA), 5.00%, 8/01/21	3,480	3,501,646

			28,950,829

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list.

AGC	Assured Guaranty Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
BHAC	Berkshire Hathaway Assurance Corp.
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
HDA	Housing Development Authority
HFA	Housing Finance Agency
ISD	Independent School District
MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)
RB	Revenue Bonds
TAN	Tax Anticipation Notes

BlackRock MuniHoldings Insured Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Colorado - 1.2%	Colorado Health Facilities Authority, RB, Hospital, NCMC, Inc. Project, Series B (FSA), 6.00%, 5/15/26	$1,900	$1,975,354

District of Columbia - 0.2%	District of Columbia, RB, Deed Tax, Housing Production Trust Fund, Series A (MBIA), 5.00%, 6/01/32	400	381,136

Florida - 15.7%	Broward County HFA, RB, Series E (FNMA), AMT, 5.90%, 10/01/39	1,420	1,432,468
	City of Orlando Florida, RB, Senior, 6th Cent Contract Payments, Series A (AGC), 5.25%, 11/01/38	2,000	1,961,720
	County of Miami-Dade Florida, RB, CAB, Sub-Series A (MBIA), 5.24%, 10/01/37 (a)	2,225	298,284
	County of Miami-Dade Florida, RB, Miami International Airport, Series A (FSA), AMT, 5.50%, 10/01/41	3,900	3,501,693
	County of Pasco Florida, RB, Half-Cent (AMBAC), 5.13%, 12/01/28	3,850	3,414,912
	Jacksonville Health Facilities Authority, RB, Baptist Medical Center (FSA), 5.00%, 8/15/37	4,515	4,311,960
	Jacksonville Port Authority, RB (AGC), AMT, 6.00%, 11/01/38	2,590	2,520,174
	Orange County School Board, COP, Series A (AGC), 5.50%, 8/01/34	7,395	7,511,545

			24,952,756

Illinois - 12.0%	Chicago Board of Education, Illinois, GO, Chicago School Reform Board, Series A (MBIA), 5.50%, 12/01/26	1,200	1,314,372
	Chicago Transit Authority, RB, Federal Transit Administration Section 5309, Series A (AGC), 6.00%, 6/01/26	2,000	2,249,160
	City of Chicago Illinois, RB, Series A (FSA), 5.00%, 1/01/33	8,000	7,679,840
	City of Chicago Illinois, Refunding RB, General Airport Third Lien, Series A (MBIA), AMT, 5.75%, 1/01/19	1,875	1,886,212
	City of Chicago Illinois, Refunding RB, Second Lien (MBIA), 5.50%, 1/01/30	1,310	1,352,326
	Lake Cook-Dane & McHenry Counties Community Unit School District 220, Illinois, GO, Unrefunded Balance (MBIA), 5.75%, 12/01/19	45	46,957
	State of Illinois, GO, First Series (MBIA), 6.00%, 1/01/18	4,500	4,579,515

			19,108,382

Indiana - 4.5%	Indiana Municipal Power Agency, Indiana, RB, Series A (MBIA), 5.00%, 1/01/42	6,000	5,669,280
	Indianapolis Local Public Improvement Bond Bank, RB, Waterworks Project, Series A (AGC), 5.50%, 1/01/38	1,430	1,413,712

			7,082,992

Iowa - 1.1%	Iowa Finance Authority, RB, Iowa Health System (AGC), 5.25%, 2/15/29	1,770	1,742,353

Kentucky - 1.1%	Kentucky Economic Development Finance Authority, Kentucky, RB, Louisville Arena, Sub-Series A-1 (AGC), 6.00%, 12/01/38	650	667,862
	Kentucky State Property & Buildings Commission, Kentucky, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/29	1,000	1,044,870

			1,712,732

BlackRock MuniHoldings Insured Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Louisiana - 1.4%	Louisiana State Citizens Property Insurance Corp., RB, Series C-3, Remarketed (AGC), 6.13%, 6/01/25	$2,055	$2,247,307

Massachusetts - 1.7%	Massachusetts HFA, Massachusetts, RB, Housing Development, Series A (MBIA), AMT, 5.15%, 6/01/11	315	316,840
	Massachusetts HFA, Massachusetts, RB, Rental, Mortgage, Series C (FSA), AMT, 5.50%, 7/01/32	2,440	2,417,918

			2,734,758

Michigan - 15.7%	City of Detroit Michigan, RB, Second Lien, Series B (MBIA), 5.50%, 7/01/29	2,410	2,338,977
	City of Detroit Michigan, RB, Second Lien, Series E, Remarketed (BHAC), 5.75%, 7/01/31	3,240	3,347,017
	City of Detroit Michigan, RB, Senior Lien, Series B, Remarketed (FSA), 7.50%, 7/01/33	700	810,516
	City of Detroit Michigan, Refunding RB, Second Lien, Series C, Remarketed (BHAC), 5.75%, 7/01/27	1,580	1,681,878
	City of Detroit Michigan, Refunding RB, Senior Lien, Series C-1, Remarketed (FSA), 7.00%, 7/01/27	4,810	5,463,968
	City of Detroit Michigan, Refunding RB, Senior Lien, Series C-2, Remarketed (BHAC), 5.25%, 7/01/29	2,910	2,913,958
	Michigan Strategic Fund, Refunding RB, Detroit Edison Co. Project, Series A (Syncora), AMT, 5.50%, 6/01/30	2,000	1,740,420
	Michigan Strategic Fund, Refunding RB, Detroit Edison Pollution, Series B (Syncora), AMT, 5.65%, 9/01/29	1,500	1,338,015
	Michigan Strategic Fund, Refunding RB, Detroit Edison Pollution, Series C (Syncora), AMT, 5.65%, 9/01/29	3,500	3,122,035
	Royal Oak Hospital Finance Authority, Michigan, RB, William Beaumont Hospital, 8.25%, 9/01/39	1,910	2,154,614

			24,911,398

Minnesota - 3.6%	City of Minneapolis Minnesota, RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	1,325	1,443,362
	Sauk Rapids ISD No. 47, Minnesota, GO, Series A (MBIA), 5.65%, 2/01/19	4,015	4,260,437

			5,703,799

Missouri - 5.9%	Cape Girardeau School District No. 63, Missouri, GO, Missouri Direct Deposit Program (FGIC), 5.50%, 3/01/18	2,000	2,047,740
	Mehlville School District No. R-9, Missouri, COP, Series A (FSA), 5.50%, 3/01/14 (b)	1,565	1,685,208
	Mehlville School District No. R-9, Missouri, COP, Series A (FSA), 5.50%, 3/01/14	360	380,660
	Mehlville School District No. R-9, Missouri, COP, Series A (FSA), 5.50%, 3/01/15 (b)	1,770	1,905,954
	Mehlville School District No. R-9, Missouri, COP, Series A (FSA), 5.50%, 3/01/15	405	428,243
	Mehlville School District No. R-9, Missouri, COP, Series A (FSA), 5.50%, 3/01/16 (b)	955	1,028,353

BlackRock MuniHoldings Insured Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Mehlville School District No. R-9, Missouri, COP, Series A (FSA), 5.50%, 3/01/16	$215	$227,339
	Mehlville School District No. R-9, Missouri, COP, Series A (FSA), 5.50%, 3/01/17 (b)	1,220	1,313,708
	Mehlville School District No. R-9, Missouri, COP, Series A (FSA), 5.50%, 3/01/17	280	296,069

			9,313,274

Nevada - 1.7%	County of Clark Nevada, RB, Jet Aviation Fuel Tax, Series C (AMBAC), AMT, 5.38%, 7/01/20	1,000	958,520
	County of Clark Nevada, RB, Las Vegas, McCarran, Series A-1 (AMBAC), AMT, 5.00%, 7/01/23	1,750	1,669,692

			2,628,212

New Jersey - 7.8%	New Jersey EDA, RB, Motor Vehicle Surcharge Revenue, Series A (MBIA), 5.25%, 7/01/33	6,700	6,513,003
	New Jersey Health Care Facilities Financing Authority, RB, Virtua Health (AGC), 5.50%, 7/01/38	2,100	2,096,871
	New Jersey Transportation Trust Fund Authority, New Jersey, RB, Transportation System, Series A (AGC), 5.63%, 12/15/28	3,500	3,726,555

			12,336,429

New York - 6.4%	City of New York, New York, GO, Series E (FSA), 5.00%, 11/01/17	4,000	4,320,320
	New York City Transitional Finance Authority, RB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	1,400	1,397,872
	Sales Tax Asset Receivable Corp., RB, Series A (AMBAC), 5.25%, 10/15/27	4,095	4,357,858

			10,076,050

Oregon - 0.9%	City of Portland Oregon, TAN, Oregon Convention Center, Series A (AMBAC), 5.75%, 6/15/15	1,400	1,447,796

Rhode Island - 3.3%	Providence Redevelopment Agency, Rhode Island, RB, Public Safety & Municipal Buildings, Series A (AMBAC), 5.75%, 4/01/19 (b)	5,000	5,217,350

Texas - 18.3%	City of Dallas Texas, Refunding RB & Improvement (AGC), 5.25%, 8/15/38	1,250	1,246,275
	City of Houston Texas, Refunding RB, Combined, First Lien, Series A (AGC), 6.00%, 11/15/35	4,000	4,394,360
	Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	600	648,042
	Lower Colorado River Authority, Refunding RB, (AGC), 5.50%, 5/15/36	2,610	2,657,215
	Lubbock Copper Texas ISD, GO, School Building (AGC), 5.75%, 2/15/42	635	652,336
	North Texas Tollway Authority, Refunding RB, System, First (MBIA), 5.75%, 1/01/40	6,710	6,680,946

BlackRock MuniHoldings Insured Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	North Texas Tollway Authority, Refunding RB, System, First Tier, Series A (MBIA), 5.63%, 1/01/33	$6,585	$6,571,896
	North Texas Tollway Authority, Refunding RB, System, First Tier, Series B (MBIA), 5.75%, 1/01/40	6,275	6,247,829

			29,098,899

Virginia - 1.1%	Virginia Public School Authority, Virginia, RB, School Financing, 6.50%, 12/01/35	1,500	1,676,730

Washington - 2.5%	Chelan County Public Utility District No. 1, RB, Chelan Hydro System, Series A (AMBAC), AMT, 5.45%, 7/01/37	2,310	2,036,912
	Snohomish County Public Utility District No. 1, Washington, RB (FSA), 5.50%, 12/01/22	1,810	1,921,695

			3,958,607

Puerto Rico - 1.4%	Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.38%, 8/01/39	2,115	2,193,318

	Total Municipal Bonds - 130.4%		206,937,025

	Municipal Bonds Transferred to Tender Option Bond Trusts (c)

California - 2.8%	City of San Jose California, GO, Libraries, Parks, Public Safety Project (MBIA), 5.00%, 9/01/30	1,259	1,262,088
	Sequoia Union High School District, California, GO, Refunding, Series B (FSA), 5.50%, 7/01/35	3,149	3,196,244

			4,458,332

Colorado - 3.4%	Colorado Health Facilities Authority, RB, Catholic Health, Series C3 (FSA), 5.10%, 10/01/41	5,610	5,471,040

District of Columbia - 0.7%	District of Columbia Water & Sewer Authority, Refunding RB, Series A, 6.00%, 10/01/35	1,040	1,125,356

Florida - 9.0%	City of St. Petersburg, Florida, Refunding RB (MBIA), 5.00%, 10/01/35	4,302	3,955,067
	County of Miami-Dade Florida, GO, Building Better Community Program, Series B-1, 6.00%, 7/01/38	7,500	7,798,575
	Lee County HFA, RB, Multi-County Program, Series A-2 (GNMA), AMT, 6.00%, 9/01/40	2,295	2,467,171

			14,220,813

Georgia - 2.6%	City of Augusta, Georgia, RB (FSA), 5.25%, 10/01/34	4,000	4,055,640

Illinois - 1.6%	City of Chicago, Illinois, Refunding RB, Second Lien (FSA), 5.25%, 11/01/33	2,509	2,542,027

Kentucky - 0.9%	Kentucky State Property & Buildings Commission, Refunding RB, Project No. 93 (AGC), 5.25%, 2/01/27	1,406	1,490,857

Massachusetts - 7.2%	Massachusetts Bay Transportation Authority, Refunding RB, Senior Series A, 5.00%, 7/01/35	3,375	3,374,865
	Massachusetts School Building Authority, RB, Series A (FSA), 5.00%, 8/15/30	8,008	8,129,096

			11,503,961

BlackRock MuniHoldings Insured Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value

Nevada - 5.9%	Clark County Water Reclamation District, GO, Limited Tax, 6.00%, 7/01/38	$5,000	$5,330,000
	Clark County Water Reclamation District, GO, Series B, 5.50%, 7/01/29	3,749	3,959,904

			9,289,904

Virginia - 1.0%	Virginia HDA, RB, Series H, Sub-Series H-1 (MBIA), 5.35%, 7/01/31	1,500	1,509,135

Washington - 2.6%	City of Bellevue, Washington, GO, Refunding (MBIA), 5.50%, 12/01/39	4,002	4,113,358

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 37.7%		59,780,423

	Total Long-Term Investments (Cost - $272,388,324) - 168.1%		266,717,448

	Short-Term Securities	Shares

	FFI Institutional Tax-Exempt Fund, 0.42% (d)(e)	13,520,732	13,520,732

	Total Short-Term Securities (Cost - $13,520,732) - 8.5%		13,520,732

	Total Investments (Cost - $285,909,056*) - 176.6%		280,238,180
	Liabilities in Excess of Other Assets - (0.7)%		(1,014,946)
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (21.1)%		(33,517,829)
	Preferred Shares, at Redemption Value - (54.8)%		(87,010,096)

	Net Assets Applicable to Common Shares - 100.0%		$158,695,309

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$248,890,014

Gross unrealized appreciation	$6,540,543
Gross unrealized depreciation	(8,667,118)

Net unrealized depreciation	$(2,126,575)

(a)	Represents a zero-coupon bond. Rate shown reflects the current yield as of the report date.

(b)	US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

FFI Institutional Tax-Exempt Fund	(1,805,971)	$14,384

(e)	Represents the current yield as of report date.

BlackRock MuniHoldings Insured Fund, Inc.

Schedule of Investments July 31, 2009 (Unaudited)

•

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of July 31, 2009 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Investments in Securities

Assets
Level 1 - Short Term Securities	$13,520,732
Level 2 - Long Term Investments[1]	266,717,448
Level 3	—

Total	$280,238,180

[1] See above Schedule of Investments for values in each state or political classification.

Item 2 –	Controls and Procedures

2(a) –

The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –	Exhibits
Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings Insured Fund, Inc.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock MuniHoldings Insured Fund, Inc.

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock MuniHoldings Insured Fund, Inc.

Date: September 22, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniHoldings Insured Fund, Inc.

Date: September 22, 2009